Restatement of Financial Statements (Details) - Schedule of statement of cash flows (Detail) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended
		Jan. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of Cash Flows
Net income (loss)		$ (3,480)				$ (817,104)
Net cash used in operating activities		$ 0				(3,784,990)
Net cash provided by financing activities						$ 4,440,162
GOOD WORKS ACQUISITION CORP. [Member]
Statement of Cash Flows
Net income (loss)			$ (1,043,472)	$ (1,015,510)	$ (2,000)		$ (2,058,982)	$ (107,031)	$ (2,000)
Net cash used in operating activities							$ (1,148,642)	(321,640)	$ 25,000
Net cash used in investing activities								(170,000,000)
Net cash provided by financing activities								171,598,004
As Previously Reported | GOOD WORKS ACQUISITION CORP. [Member]
Statement of Cash Flows
Net income (loss)								1,111,919
Adjustment to reconcile net loss to net cash used in operating activities								(1,433,559)
Net cash used in operating activities								(321,640)
Net cash used in investing activities								(170,000,000)
Net cash provided by financing activities								171,598,004
Net change in cash								1,276,364
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption								156,065,767
Restatement Adjustment | GOOD WORKS ACQUISITION CORP. [Member]
Statement of Cash Flows
Net income (loss)	[1]							(1,218,950)
Adjustment to reconcile net loss to net cash used in operating activities	[1]							1,218,950
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption								11,501,792
As Restated [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Statement of Cash Flows
Net income (loss)								(107,032)
Adjustment to reconcile net loss to net cash used in operating activities								(214,608)
Net cash used in operating activities								(321,640)
Net cash used in investing activities								(170,000,000)
Net cash provided by financing activities								171,598,004
Net change in cash								1,276,364
Supplemental disclosure of non-cash financing activities:
Initial value of common stock subject to possible redemption								$ 167,567,559

[1]	To adjust the change in warrant liability for the period ended December 31, 2020.